Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Schedule of amounts involving related parties included in financial statements

	Successor	Predecessor

	Period beginning February 5, 2014 and ending December 31, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Years Ended December 31,

Statement of Operations (Dollars in thousands)			2013	2012

Expense (income):
Allocated corporate costs from AerCap	$52,712	$—	$—	$—
Interest income on Receivable from AerCap	(33,262)	—	—	—
Effect from derivative contracts with AIG Markets, Inc.(a)	(4,293)	428	1,183	1,212
Interest on derivative contracts with AIG Markets, Inc.	4,307	2,844	11,995	17,712
Management fees received from Castle Trusts	(4,857)	(2,497)	(8,821)	(8,871)
Commission revenue from AerCap for consigned aircraft	(1,445)	—	—	—
Lease commission to AerCap	654	—	—	—
Corporate costs from AIG, including allocations(b)		4,504	38,990	22,941
Interest on time deposit account with AIG Markets(c)		(528)	(2,878)	(3,634)
Management fees paid to subsidiaries of AIG		—	126	156

	Successor	Predecessor
	December 31, 2014	December 31, 2013
Balance Sheet (Dollars in thousands)

Asset (liability):
Receivable from AerCap, net	$1,345,153	$—
Receivable from AIG for compensation programs	5,716	—
Derivative liabilities(a)	(1,281)	(8,348)
Time deposit account with AIG Markets(c)		606,249
Current income taxes and other tax liabilities to AIG(d)		(316,293)
Accrued pension liability under AIG plan		(22,881)
Corporate costs payable to AIG and amounts owed to AIG subsidiaries		(783)
Equity increase (decrease):
Stock Compensation	14,876	—
AIG common stock transferred to AIG		(924)
Expenses paid by AIG on our behalf(e)		10,053
(a)	See Note 27—Derivative Financial Instruments.
(b)	Amount for the year ended December 31, 2013 includes $3.7 million of legal expenses paid by AIG on our behalf prior to 2013. See Note 1—Basis of Preparation.
(c)	We had a 30-day interest bearing time deposit account with AIG Markets, Inc., which was terminated in connection with the AerCap Transaction.
(d)	We paid approximately $0.4 million to AIG for ILFC tax liability during the year ended December 31, 2013.
(e)

Amount for the year ended December 31, 2013 includes the after-tax impact of a $3.7 million adjustment to correctly reflect legal expenses paid by AIG on our behalf prior to 2013. See Note 1—Basis of Preparation.